UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 1999

Check here if Amendment [    ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Creedon Capital Management, LLC
Address:       375 Park Avenue, Suite 2505
               New York, New York  10152


Form 13F File Number:  28-7674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Creedon
Title:    Managing Member
Phone:    (212) 980-4639

Signature, Place, and Date of Signing:

           /s/ Scott Creedon                  New York, New York        8/13/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       32

Form 13F Information Table Value Total:                   $   94,778
                                                              (thousands)


List of Other Included Managers:


None


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         Item 1:             Item 2:                   Item 3:         Item 4:     Item 5:                Item 6:    Item 7: Item 8:
      Name of Issuer         Title of                  CUSIP           Value       Shares or   SH/   PUT/ Investment Other    Voting
                             Class                                     (x$1000)    Prn Amt     PRN   CALL Discretion Managers Autho-
                                                                                                                              rity
                                                                                                                              SOLE

Adaptec Inc.                 SB NT CV 4.75% 04           00651FAC2        2,910       3,000,000       PRN  SOLE            3,000,000

Alternative Living Svcs Inc. SB DB CV 5.25% 02           02145KAB3        1,400       1,750,000       PRN  SOLE            1,750,000

American Retirement Corp.    SB DB CV 5.75% 02           028913AA9        1,620       2,000,000       PRN  SOLE            2,000,000

Amkor Technology Inc.        SB NT CV 5.75% 03           031652AA8        4,545       4,500,000       PRN  SOLE            4,500,000

Brightpoint Inc.             SB LYON ZERO 18             109473AC2        2,210       8,500,000       PRN  SOLE            8,500,000

CNET Inc.                    SB NT CV 144A 06            125945AA3        4,275       2,500,000       PRN  SOLE            2,500,000

California Microwave Inc.    Deb Conv 5.25% 03           130442AA4        1,805       1,900,000       PRN  SOLE            1,900,000

Carematrix Corp.             SB NT CV 6.25% 04           141706AC5          740       1,000,000       PRN  SOLE            1,000,000

Cellstar Corp.               SUB NT CONV 5% 02           150925AC9        1,235       1,739,000       PRN  SOLE            1,739,000

Checkpoint Sys. Inc.         SB DB CV 5.25% 05           162825AB9        1,155       1,500,000       PRN  SOLE            1,500,000

Cirrus Logic Corp.           SB NT CV 144A 06            172755ACH        2,100       3,000,000       PRN  SOLE            3,000,000

Data Gen. Corp.              SUB NT CONV 6% 04           237688AG1        1,328       1,500,000       PRN  SOLE            1,500,000

HMT Technology Corp.         SB NT CV 5.75% 04           403917AD9        2,907       6,921,000       PRN  SOLE            6,921,000

Halter Marine Group Inc.     SR SB NTCV4 5% 04           40642YAC9        1,600       2,500,000       PRN  SOLE            2,500,000

Hutchinson Technology Inc.   SB NT CV 6% 05              448407AC0        3,555       3,000,000       PRN  SOLE            3,000,000

Ingram Micro Inc.            SR DB CV ZERO 18            457153AA2        3,500      10,000,000       PRN  SOLE           10,000,000

Iomega Corp.                 SB NT CV 6.75% 01           462030AA5        1,356       1,250,000       PRN  SOLE            1,250,000

Lennar Corp.                 SR DB CV ZER0 18            526057AA2        1,350       3,000,000       PRN  SOLE            3,000,000

Level One Communications
Inc.                         Sub NT CONV 4% 04           527295AC3       14,351       7,140,000       PRN  SOLE            7,140,000

Mascotech Inc.               SBDB CONV 4.5% 03           574670AB1          825       1,000,000       PRN  SOLE            1,000,000

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National Australia BK Ltd.   CAP UTS EXCH BL             632525309        8,594         275,000       PRN  SOLE              275,000

Nexstar Pharmaceuticals Inc. SB DB CV 6.25% 04           65333BAC0          975         750,000       PRN  SOLE              750,000

Omnicare                     SUB DEB CV 5% 07            681904AD0        2,474       3,255,000       PRN  SOLE            3,255,000

Phycor Inc.                  SUB DB CV 4.5% 03           71940FAB6        3,843       4,864,000       PRN  SOLE            4,864,000

Premiere Technologies Inc.   SB NT CV 5.75% 04           74058FAC6        1,110       1,500,000       PRN  SOLE            1,500,000

Read-Rite Corp.              SUB NT CV 6.5% 04           755246AA3        1,260       2,800,000       PRN  SOLE            2,800,000

Seacor Smit Inc.             SUB NT CV 5.375% 06         811904AE1        1,000       1,000,000       PRN  SOLE            1,000,000

Silicon Graphics Inc.        SR NT CV 5.25% 04           827056AC6        5,310       6,000,000       PRN  SOLE            6,000,000

ST Microelectronics N.V.     SUB LYON ZERO 08            861012AA0       10,400       8,000,000       PRN  SOLE            8,000,000

Total Renal Care Hldgs Inc.  SB NT CV 144A 7% 09         89151AAA5          830       1,000,000       PRN  SOLE            1,000,000

Tower Automotive Inc.        SB NT CV 5% 04              891707AE1        1,140       1,000,000       PRN  SOLE            1,000,000

Western Digital Corp.        SB DB CV ZERO 18            958102AH8        3,075      15,000,000       PRN  SOLE           15,000,000


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